Property, Plant and Equipment, Net - Additional Information (Detail) $ in Millions, $ in Millions			9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Jul. 14, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Mar. 31, 2024 CAD ($)	Sep. 20, 2021 USD ($)	Mar. 29, 2019 USD ($)	Nov. 30, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Government grants in respect of property plant and equipment value			$ 30.0		$ 34.8
Property plant and equipment acquired			300.5		352.6
Purchase of property plant and equipment			300.1		328.5
Acquisitions of property plant and equipment			270.5		317.8
Borrowings			507.8		483.8
Depreciation, property, plant and equipment				$ 105.3		$ 376.7
Property, plant and equipment	$ 2,413.4		1,662.7		1,029.9
Recoverable amount of asset or cash-generating unit	1,910.0
Impairment loss	503.4		0.0		503.4
Maximum Funding Approved For Government Grant		$ 56.9
Proceeds from government grants, classified as financing activities						24.2
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	503.3
Intangible Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 0.1
Government Funding Agreements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, expenditures recognised in course of its construction									$ 30.0	$ 120.0
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Payments for construction in progress				$ 210.2		0.8
Property, plant and equipment			824.6		180.1
Inventories [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment			15.6		30.1
Property Under Construction For EAF [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Government grants in respect of property plant and equipment value			30.0		35.1
Purchase of property plant and equipment			147.4		206.3
Transfers in property plant and equipment					615.2
Government grants in service of property plant and equipment value					123.5
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment acquired			270.4		317.8
Property, plant and equipment			2,323.1		2,520.7		$ 1,930.3
Increase (decrease) through transfers, property, plant and equipment			0.1		0.0
Gross carrying amount [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment acquired			258.9		309.1
Property, plant and equipment			824.6		242.4		$ 638.3
Increase (decrease) through transfers, property, plant and equipment			$ (115.7)		$ (859.3)	859.3
Accumulated impairment [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment						$ 186.9
CANADA | Electric Arc Furnace [Member] | Strategic Innovation Fund [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings								$ 200.0